Non-controlling interests (Tables)	12 Months Ended
Dec. 31, 2019
Non-controlling interests
Summary of non-controlling interests

	As of December 31,
	2018	2019
	(In thousands)
Weibo	$969,803	$1,279,707
Others	75,278	(20,275)
Total	$1,045,081	$1,259,432